Commitments and contingencies - Schedule Of Balance Sheet Information Related to Operating Lease (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
ROU assets	¥ 613,068	[1],[2]
Lease liabilities	¥ 627,250	[1],[2]
Weighted average:
Remaining lease term	15 years 8 months 12 days
Discount rate	0.55%

[1]	ROU assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.
[2]	ROU assets and lease liabilities were initially recognized in connection with the adoption of ASU No.2016-02 on April 1, 2019. See Note 1 “Basis of presentation and summary of significant accounting policies” and Note 2 “Issued accounting pronouncements” for further information.